SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cash, FDIC insured amount	$ 250,000
Cash equivalents	0	$ 0
Inventory write down	0	0
Marketing and advertising expense	$ 2,097,505	$ 352,860
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	5 years
Options [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities	2,650,000	1,250,000
Warrant [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities	1,343,000	2,000,000